N-2	6 Months Ended
Apr. 30, 2026
Cover [Abstract]
Entity Central Index Key	0000844790
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSRS
Entity Registrant Name	Putnam Managed Municipal Income Trust
Document Period End Date	Apr. 30, 2026